Related Party Disclosures - Additional Information (Details) € in Thousands, $ in Thousands, ¥ in Millions		12 Months Ended
	Nov. 13, 2021	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 JPY (¥)	Jan. 16, 2024 USD ($)	Jun. 29, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Revenue from contracts with customers | €		€ 1,085,354	€ 983,680	€ 843,920
Società Agricola Stella S.r.l.
Disclosure of transactions between related parties [line items]
Percentage equity interest in subsidiary	51.00%
Percentage of equity interest held by non-controlling interests	49.00%
Ompi of Japan Co., Ltd.
Disclosure of transactions between related parties [line items]
Loan disbursed to related party | ¥					¥ 49.0	¥ 73.5
Ompi N.A. S. de R.L. de C.V.
Disclosure of transactions between related parties [line items]
Deposit for purchase of land								$ 2,247
Ompi N.A. S. de R.L. de C.V. | Events After Reporting Period
Disclosure of transactions between related parties [line items]
Purchase of land remaining payment							$ 1,210